LOANS PAYABLE (Narrative) (Details) $ / shares in Units, $ in Thousands, $ in Millions				1 Months Ended									12 Months Ended
	Dec. 01, 2023 CAD ($) $ / shares	Dec. 01, 2023 USD ($)	Jul. 07, 2023 USD ($)	Apr. 30, 2024	Feb. 20, 2024 CAD ($) $ / shares shares	May 31, 2023 CAD ($) $ / shares	May 31, 2023 CAD ($) $ / shares shares	May 31, 2023 USD ($) shares	May 19, 2023	Dec. 31, 2022 CAD ($) $ / shares	Aug. 31, 2022 CAD ($) $ / shares	Oct. 31, 2021 USD ($)	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 CAD ($)	May 31, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Mar. 31, 2023 USD ($)
Disclosure Of Loans Payable [Line Items]
Finance charges														$ 206	$ 138
Loss on extinguishment of loan payable														$ 2,355	3,660
Risk free interest rate	3.98%	3.98%												3.66%
Dividend yield	0.00%	0.00%												0.00%
Expected volatility	52.00%	52.00%												52.00%
Loan Amendment [Member] | Third Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion on loan payable (shares) | shares														545,702
Beedie Capital ("Beedie") [Member] | Amended Facility [Member]
Disclosure Of Loans Payable [Line Items]
Risk free interest rate									4.00%
Dividend yield									0.00%
Expected volatility									51.00%
Expected life in years									2 years
Beedie Capital ("Beedie") [Member] | Amended Facility [Member] | Second Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Effective interest rate on liability									14.60%
Loss on extinguishment of loan payable								$ 1,400
Transaction costs								$ 100
Derivative loan liability fair value																			$ 400
Financial liabilities																			2,700
Face value of the debt						$ 4.2	$ 4.2												$ 3,100
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares										$ 7.34
Loan extension fee										$ 0.2
Remaining undrawn available from original loan facility										$ 12.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | First Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares											$ 7.34
Loan extension fee											$ 0.2
Gain on extension of loan payable											$ 0.3
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Second Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility						25.0	$ 25.0													$ 20.0
Effective interest rate on liability				8.00%			10.00%	10.00%
Addition to loan facility							$ 5.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Third Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares										$ 14.3
Additions to loan payable										$ 5.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Third Drawdown [Member] | Second Amendment [Member] | 5-day VWAP [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares							$ 14.3
Conversion of loan facility, converted amount						$ 4.0	$ 4.0
Revised conversion price per share | $ / shares						$ 7.33
Conversion of loan facility, shares issued | shares							545,702	545,702
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Third Drawdown [Member] | Second Amendment [Member] | 30-day VWAP [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares							$ 14.3
Conversion of loan facility, converted amount						$ 1.0	$ 1.0
Revised conversion price per share | $ / shares						$ 8.67
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Fourth Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Conversion price per share | $ / shares							$ 11.16			$ 11.16
Additions to loan payable										$ 3.0
Beedie Capital ("Beedie") [Member] | Loan Amendment [Member] | Fourth Drawdown [Member] | Second Amendment [Member]
Disclosure Of Loans Payable [Line Items]
Revised conversion price per share | $ / shares						$ 8.67
Premium percentage to 30-day Volume Weighted Average Price ("VWAP")							30.00%	30.00%
Beedie Capital ("Beedie") [Member] | A&R Loan Facility [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility	$ 4.2												$ 30.9
Conversion price per share | $ / shares	$ 6				$ 3.49								$ 6
Effective interest rate on liability	14.60%	14.60%
Conversion of loan facility, converted amount					$ 1.5
Additional draw down		$ 12,200
Fair value of derivative loan liabilities																	$ 900
Conversion of loan facility, shares issued | shares					429,800
Finance charges														$ 200	$ 100
Derivative loan liability fair value																	11,200
Face value of the debt	$ 16.4																$ 12,100
Principal amount of loan	50.0																	$ 25.0
Accrued interest amount													$ 2.1
Accrued fees amount													0.8
Amendment fee	0.1
Outstanding principal amount													$ 16.4
Beedie Capital ("Beedie") [Member] | A&R Loan Facility [Member] | Fifth Drawdown [Member]
Disclosure Of Loans Payable [Line Items]
Convertible loan facility	$ 4.2
Conversion price per share | $ / shares	$ 6
Additions to loan payable	$ 12.2
Principal amount of loan	16.4
Nova Royalty Corp [Member] | A&R Loan Facility [Member]
Disclosure Of Loans Payable [Line Items]
Accrued interest amount	2.0
Accrued fees amount	$ 0.8
Paid-in-kind interest rate	10.00%																10.00%
Castle Mountain Acquisition [Member]
Disclosure Of Loans Payable [Line Items]
Stated rate percentage												4.00%									12.00%
Additions to loan payable												$ 5,000
Accrued interest amount																$ 700					$ 300
Principal repayment			$ 4,300